Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 49,566
Ending balance	36,508	€ 49,566
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55,318	53,785
Additions		95
Currency translation adjustments	(4,924)	1,438
Divestiture	(93)
Ending balance	50,301	55,318
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,752)	(4,995)
Amortisation charge	(748)	(756)
Divestiture	(3)
Impairment (non-recurring loss)	(7,289)
Ending balance	(13,792)	(5,752)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,040
Ending balance	914	1,040
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,040	1,003
Currency translation adjustments	(126)	37
Ending balance	914	1,040
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,655
Ending balance	34,854	39,655
In-process research and development [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,655	38,254
Currency translation adjustments	(4,801)	1,401
Ending balance	34,854	39,655
Development cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	805
Ending balance	739	805
Development cost [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,084	1,084
Ending balance	1,084	1,084
Development cost [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(279)	(212)
Amortisation charge	(66)	(66)
Ending balance	(345)	(279)
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,964
Ending balance		7,964
Patents, licences, trademarks [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,337	13,337
Ending balance	13,337	13,337
Patents, licences, trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,373)	(4,698)
Amortisation charge	(675)	(675)
Impairment (non-recurring loss)	(7,289)
Ending balance	(13,337)	(5,373)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	103
Ending balance	1	103
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	203	107
Additions		95
Currency translation adjustments	3
Divestiture	(93)
Ending balance	111	203
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(100)	(85)
Amortisation charge	(7)	(15)
Divestiture	(3)
Ending balance	€ (110)	€ (100)